Share Capital and Reserves (Details) - Schedule of Presentation Reflects Reconciliation of Carrying Amount ₪ in Thousands	12 Months Ended
Dec. 31, 2023 ILS (₪)
Schedule of Presentation Reflects Reconciliation of Carrying Amount [Abstract]
Opening balance
Net amount allocated to Promissory Notes at initial date	10,680
Repayment of First Promissory Note in cash	(754)
Repayment of First Promissory Note and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(3,313)
Recognition of discount, interest and exchange differences expenses related to Promissory Notes (see Note 16A below)	592
Income from exchange rate differentials	(66)
Closing balance	₪ 7,139